Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

July 31, 2020

AGLO-QTLY-0920
1.804860.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Bermuda - 1.0%
Genpact Ltd.	25,000	$995,500
Canada - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	32,100	1,115,574
Pan American Silver Corp. rights (a)	38,400	32,064

TOTAL CANADA		1,147,638

Cayman Islands - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	8,200	2,058,364
Anta Sports Products Ltd.	115,000	1,090,603
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	9,000	1,261,800
Tencent Holdings Ltd.	34,500	2,366,638
ZTO Express (Cayman), Inc. sponsored ADR	100	3,705

TOTAL CAYMAN ISLANDS		6,781,110

Denmark - 1.5%
DSV A/S	10,600	1,453,755
France - 4.5%
LVMH Moet Hennessy Louis Vuitton SE	3,800	1,652,404
Sartorius Stedim Biotech	3,500	1,088,426
SR Teleperformance SA	5,600	1,631,319

TOTAL FRANCE		4,372,149

Hong Kong - 1.1%
AIA Group Ltd.	122,400	1,103,674
India - 1.5%
Housing Development Finance Corp. Ltd.	28,475	677,269
Kotak Mahindra Bank Ltd.	41,144	750,032
Praxis Home Retail Ltd. (a)	5	2

TOTAL INDIA		1,427,303

Ireland - 1.7%
Accenture PLC Class A	7,500	1,685,850
Japan - 2.8%
Hoya Corp.	11,900	1,171,395
Keyence Corp.	3,700	1,545,643

TOTAL JAPAN		2,717,038

Kenya - 0.0%
Safaricom Ltd.	100	26
Netherlands - 4.2%
ASML Holding NV (Netherlands)	7,700	2,737,640
NXP Semiconductors NV	11,200	1,316,336

TOTAL NETHERLANDS		4,053,976

Spain - 2.5%
Cellnex Telecom SA (b)(c)	37,242	2,334,720
Cellnex Telecom SA rights 8/7/20 (a)(b)	37,242	155,736

TOTAL SPAIN		2,490,456

Switzerland - 3.3%
Roche Holding AG (participation certificate)	5,070	1,756,028
Sika AG	6,710	1,471,057

TOTAL SWITZERLAND		3,227,085

United Kingdom - 6.6%
Avon Rubber PLC	21,900	951,748
ConvaTec Group PLC (c)	1,192	3,174
Diageo PLC	80	2,927
Discoverie Group PLC	123,275	958,520
London Stock Exchange Group PLC	14,500	1,601,655
S4 Capital PLC (a)	638,532	2,883,642

TOTAL UNITED KINGDOM		6,401,666

United States of America - 56.2%
Activision Blizzard, Inc.	32,200	2,660,686
Adobe, Inc. (a)	5,700	2,532,624
Alphabet, Inc. Class A (a)	2,000	2,975,900
Amazon.com, Inc. (a)	1,900	6,012,891
AMETEK, Inc.	15,800	1,473,350
Cintas Corp.	4,000	1,207,480
Costco Wholesale Corp.	4,100	1,334,673
Deckers Outdoor Corp. (a)	5,600	1,171,800
Dollar General Corp.	6,800	1,294,720
Ecolab, Inc.	3,308	618,861
Equinix, Inc.	2,100	1,649,508
Facebook, Inc. Class A (a)	9,400	2,384,498
Fidelity National Information Services, Inc.	14,800	2,165,388
Intercontinental Exchange, Inc.	12,400	1,200,072
Intuitive Surgical, Inc. (a)	2,100	1,439,424
Marsh & McLennan Companies, Inc.	14,800	1,725,680
MasterCard, Inc. Class A	10,000	3,085,300
Micron Technology, Inc. (a)	28,400	1,421,562
Microsoft Corp.	22,900	4,694,729
Nikola Corp. (a)	41,300	1,239,000
Regeneron Pharmaceuticals, Inc. (a)	3,200	2,022,624
S&P Global, Inc.	5,000	1,751,250
Salesforce.com, Inc. (a)	9,900	1,929,015
Starbucks Corp.	15,800	1,209,174
Thermo Fisher Scientific, Inc.	4,900	2,028,355
TJX Companies, Inc.	32,800	1,705,272
UnitedHealth Group, Inc.	6,400	1,937,792

TOTAL UNITED STATES OF AMERICA		54,871,628

TOTAL COMMON STOCKS
(Cost $69,232,979)		92,728,854

Nonconvertible Preferred Stocks - 2.6%
Korea (South) - 2.6%
Samsung Electronics Co. Ltd.
(Cost $2,363,868)	61,390	2,541,104

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.14% (d)	2,524,828	2,525,585
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	2,589,722	2,589,981
TOTAL MONEY MARKET FUNDS
(Cost $5,115,423)		5,115,566
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $76,712,270)		100,385,524
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(2,807,879)
NET ASSETS - 100%		$97,577,645

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,337,894 or 2.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,218
Fidelity Securities Lending Cash Central Fund	1,430
Total	$6,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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